Investment in Films and Television Programs - Summary of Company's Investments in Films and Television Programs (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Unamortized Film Cost	$ 532.5
Production Tax Credits Reduced Total Investment In Films And Television Programs	112.2	$ 181.2
Film, Monetized on Its Own, Amortization Expense	$ 70.6	$ 84.3